Significant accounting policies	6 Months Ended
Jun. 30, 2018
Significant accounting policies
Significant accounting policies

Significant accounting policies

There were no significant changes in accounting policies applied by us in these condensed consolidated interim financial statements compared to those used in the most recent annual consolidated financial statements of December 31, 2017, except for the adoption of new standards and interpretations described below.

•	IFRS 15 Revenue from Contracts with Customers, and clarifications on this IFRS (applicable for annual periods beginning on or after January 1, 2018)
•	IFRS 9 Financial Instruments, and subsequent amendments (applicable for annual periods beginning on or after January 1, 2018)

The nature and the effect of these changes were taken into consideration, and the above amendments affected the condensed consolidated interim financial statements as follows:

IFRS 15 Revenue from Contracts with Customers. We adopted IFRS 15 on January 1, 2018, using the modified retrospective transition method. The adoption of the new standard resulted in a timing difference of revenue recognition between prior accounting standards and IFRS 15. The cumulative effect of initially applying the new revenue standard was recognized as an adjustment to the opening balance of accumulated deficit and deferred income.

To determine revenue recognition for arrangements that we determine are within the scope of IFRS 15, we perform the following five steps: (i) identify the contract; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; (v) recognize revenue when (or as) the entity satisfies a performance obligation.

As a consequence of the adoption of the new IFRS standard on January 1, 2018, our consolidated accumulated losses and deferred income were both increased for an amount of €83.2 million, reflecting the impact of the new standard on the revenue recognition of the considerations received related to our ongoing license and collaboration agreements. Differences in accounting treatment compared to the former standard were identified for (i) the milestones payments previously received in the scope of our license and collaboration agreement for filgotinib with Gilead, and (ii) the upfront and milestone payments received related to the license and collaboration agreement with AbbVie for cystic fibrosis, which were fully recognized in revenue in the previous years under the former applicable IFRS standard. The collaboration agreement with AbbVie for cystic fibrosis was modified in 2016. Under IAS 18 this modification was accounted for as a separate contract. However, based on the contract modification guidance under IFRS 15 we determined that the upfront payment should be recognized over the term of the modified contract. Finally, the deferred income balance related to the license fee received from Servier in the scope of our license and collaboration agreement in the field of osteoarthritis was fully reclassified to equity as a consequence of the adoption of the new standard. We refer to the revenues disclosure for further detail.

IFRS 9 Financial Instruments. The only financial instrument held by the company subject to change in accounting treatment following the adoption of IFRS 9 – Financial Instruments, was the equity investments in a French biotech company classified as available-for-sale financial asset. At December 31, 2017, our balance sheet held shares of this company which were acquired in 2016. The closing price of the share on Euronext as at the end of the year 2017 led to cumulative fair value loss amounting to €0.6 million recognized in other comprehensive income following the accounting treatment applied under IAS 39. Following the adoption of the new IFRS standard on January 1, 2018, and considering that the financial asset should be classified and measured at fair value, with changes in fair value recognized in profit and loss, the cumulative fair value loss of €0.6 million previously recognized in other comprehensive income was reclassified to accumulated losses. Fair value gain amounting to €0.1 million was additionally recognized in profit and loss for the first six months of 2018.

Other new standards and interpretations applicable for the annual period beginning on January 1, 2018 did not have any impact on our condensed consolidated interim financial statements.

We have not early adopted any other standard, interpretation, or amendment that has been issued but is not yet effective.

Management judgments and estimates

Preparing interim financial statements in compliance with IFRS requires management to make judgments and estimates and to use assumptions that may significantly influence the reported amounts of assets and liabilities, the notes on contingent assets and liabilities on the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates. We refer to note 3 of our 2017 annual report, except for revenue recognition under the new standard IFRS 15 adopted on January 1, 2018, which is described below.

Evaluating the criteria for revenue recognition under license and collaboration agreements requires management’s judgement to assess and determine the following:

▪	The nature of the contractual performance obligations and whether they are distinct or should be combined with other performance obligations.
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The pattern of transfer of each promised license and/or R&D activities identified in the contract, sometimes using input or output methods which are based on key assumptions such as forecasted costs and, development timelines of our license and collaboration agreements for the assessment of satisfaction of the performance obligation.

The above may significantly influence our financial statements.

We applied the five step model detailed in IFRS 15 to determine when, how and at what amount revenue is to be recognized depending on whether certain criteria are met. The positions taken in applying this standard are detailed below.

The substance of our current arrangements is that Galapagos is licensing certain of its intellectual property to collaboration partners and conducts research and development (“R&D”) activities. Such activities result in a service that is the output of Galapagos’ ordinary activities. We generate revenue through a number of these arrangements which include license fees, milestone payments, reimbursement income and future sales based milestones and sales based royalties. We assessed that the revenues from our current material licensing and collaboration agreements are in the scope of IFRS 15.

Collaboration with Gilead

We concluded as follows:

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We assessed that there is one single performance obligation under the new standards of IFRS 15: the transfer   of a license combined with performance of R&D activities. This is because we considered that the license is   not distinct in the context of the contract.

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The transaction price of our agreement with Gilead is currently composed of a fixed part, being an upfront license fee and a variable part, being milestone payments and cost reimbursements for R&D activities delivered. Milestone payments are included in the transaction price of the arrangement only when achieved. Sales based milestones and sales based royalties are a part of our arrangement but are not yet included in our revenues as our program is still in Phase 3 of development.

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The transaction price has been allocated to the single performance obligation and revenues have been recognized over the estimated service period based on a pattern that reflects the transfer of the license    and progress to complete satisfaction of the R&D activities. This is because we considered that there is a transformational relationship between the license and the R&D activities to be delivered.

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We have chosen an input model to measure the satisfaction of the single performance obligation that considers percentage of costs incurred for this program that are completed each period (percentage of completion method).

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Costs reimbursements received from Gilead are to be recognized in revenues when costs are incurred and agreed by the parties as we are acting as a principal in the scope of our stake of the R&D activities of our ongoing license and collaboration agreements.

Collaboration with AbbVie

We concluded as follows:

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We assessed that there is one single performance obligation under the new standards of IFRS 15: the transfer   of a license combined with performance of R&D activities. This is because we considered that the license is   not capable of being distinct and is not distinct in the context of the contract.

▪

The transaction price of our agreement with AbbVie is currently composed of a fixed part, being an upfront license fee, and a variable part, being milestone payments and cost reimbursements for R&D activities delivered. Milestone payments are included in the transaction price of the arrangement only when achieved. Sales based milestones and sales based royalties are a part of our arrangement but are not yet included in our revenues as our program is still in Phase 1 & 2 of development.

▪

The transaction price has been allocated to the single performance obligation and revenues have been recognized over the estimated service period based on a pattern that reflects the transfer of the license    and progress to complete satisfaction of the R&D activities. This is because we considered that there is a transformational relationship between the license and the R&D activities to be delivered.

▪

We have chosen an input model to measure the satisfaction of the single performance obligation that considers a percentage of costs incurred for this program that are completed each period (percentage of completion method).

▪

Costs reimbursements received from AbbVie could be recognized in revenues when costs are incurred and agreed by the parties as we are acting as a principal in the scope of our stake of the R&D activities of our ongoing license and collaboration agreements.

Finally, the deferred income balance on December 31, 2017 related to the license fee received from Servier in the scope of our license and collaboration agreement in the field of osteoarthritis (€5.4 million) was fully reclassified to equity as a consequence of the adoption of the new standard.